Cover Page	Sep. 09, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity File Number	1-13610
Entity Registrant Name	CREATIVE MEDIA & COMMUNITY TRUST CORPORATION
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	75-6446078
Entity Address, Address Line One	4700 Wilshire Boulevard
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	866
Local Phone Number	242-1266
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000908311
Amendment Flag	false
Common Stock, $0.001 Par Value | The Nasdaq Stock Market LLC
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CMCT
Security Exchange Name	NASDAQ